11A. Short term borrowings (Tables) (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Short term borrowings
	2012	2011
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	55,000	36,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	60,000	41,000